CONSOLIDATED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Income statement
Revenue	$ 6,731	$ 6,660	$ 6,676
Cost of sales	(5,698)	(5,597)	(5,731)
Gross profit	1,033	1,063	945
Sales, general and administration expenses	(381)	(362)	(317)
Intangible amortization and impairment	(243)	(233)	(423)
Operating profit/(loss)	409	468	205
Net finance expense	(338)	(659)	(479)
Share of post-tax losses in equity accounted joint venture	(48)	(49)
Profit/(loss) before tax	23	(240)	(274)
Income tax (charge)/credit	(10)	(44)	(18)
Profit/(loss) from continuing operations	13	(284)	(292)
Profit from discontinued operation	22	1,742	198
Profit/(loss) for the year	35	1,458	(94)
Profit/(loss) attributable to:
Equity holders	$ 35	$ 1,458	$ (94)
Earnings/(loss) per share:
Basic and diluted earnings/(loss) for the year attributable to equity holders | $ / shares	$ 0.15	$ 6.17	$ (0.40)
Basic and diluted loss per share from continuing operations attributable to equity holders | $ / shares	$ 0.06	$ (1.20)	$ (1.24)
Before exceptional items
Income statement
Revenue	$ 6,731	$ 6,660	$ 6,676
Cost of sales	(5,679)	(5,595)	(5,623)
Gross profit	1,052	1,065	1,053
Sales, general and administration expenses	(350)	(311)	(300)
Intangible amortization and impairment	(235)	(233)	(237)
Operating profit/(loss)	467	521	516
Net finance expense	(264)	(456)	(457)
Share of post-tax losses in equity accounted joint venture	(33)	(10)
Profit/(loss) before tax	170	55	59
Income tax (charge)/credit	(63)	(41)	(67)
Profit/(loss) from continuing operations	107	14	(8)
Profit from discontinued operation		215	211
Profit/(loss) for the year	107	229	203
Exceptional items
Income statement
Cost of sales	(19)	(2)	(108)
Gross profit	(19)	(2)	(108)
Sales, general and administration expenses	(31)	(51)	(17)
Intangible amortization and impairment	(8)		(186)
Operating profit/(loss)	(58)	(53)	(311)
Net finance expense	(74)	(203)	(22)
Share of post-tax losses in equity accounted joint venture	(15)	(39)
Profit/(loss) before tax	(147)	(295)	(333)
Income tax (charge)/credit	53	(3)	49
Profit/(loss) from continuing operations	(94)	(298)	(284)
Profit from discontinued operation	22	1,527	(13)
Profit/(loss) for the year	$ (72)	$ 1,229	$ (297)